Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues		$ 1,918,000	$ 1,387,000	$ 1,918,000	$ 1,387,000
G S K
Related Party Transaction [Line Items]
License upfront fee	$ 14,200,000
Inventory purchase liability	6,900,000
Transaction costs	$ 800,000
Payment on inventory purchase liability				3,100,000		$ 6,200,000
Accrued royalties		100,000		100,000
G S K | Strimvelis
Related Party Transaction [Line Items]
Revenues		$ 1,900,000		1,900,000
G S K | Transition Services Agreement
Related Party Transaction [Line Items]
Payments to settle accounts payable				7,200,000
Payment on inventory purchase liability				$ 3,600,000
G S K | Series B Preferred Stock
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion	12,455,252
Preferred stock, Value	$ 93,400,000
Loss provision associated with contract	$ 18,400,000